Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
Basis of Presentation

Note 2. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee. The financial statements comply with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of loss and comprehensive loss, the consolidated statement of changes in equity and the consolidated statement of cash flows and have been prepared under a historical cost basis, except for the valuation of certain assets and liabilities such as those arising from business combinations and according to the accounting practices described in Note 3. The consolidated statement of cash flows has been prepared using the indirect method. Intercompany transactions and balances between the Group’s companies are eliminated upon consolidation.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of loss and comprehensive loss, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

The issuance of these consolidated financial statements was originally authorized by the Board of Directors on April 30, 2025.

Going concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Nuvini is a holding company that conducts its business through its acquired operating subsidiaries and derives all of its revenues from the Nuvini Acquired Companies’ proprietary SaaS businesses, which consist of revenue from fees paid by the Nuvini Acquired Companies’ customers for using the Nuvini Acquired Companies’ proprietary software.

The Company is an early-stage company and since inception has incurred operating losses.

For the years ended December 31, 2024, 2023 and 2022, the Company incurred a net loss of R$78.2 million, R$247.9 million and R$114.2 million, respectively, and on December 31, 2024 and 2023, the Company had a working capital deficit of R$348.3 million and R$308.6 million, respectively and shareholders’ deficit of R$111.6 million and R$53.6 million, respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties (including its CEO), private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais currency (R$) and financial instruments are not typically used for hedging purposes.

As discussed in notes 13 and 15, the Company had current debt obligations outstanding of R$44.3 million and R$66.0 million on December 31, 2024 and 2023, respectively, which included the entire balance of amounts owed under the debentures issued in 2021 and due in 2026, as the Company was not in compliance with financial covenants associated with the debentures at December 31, 2024 or 2023 and the balances due on loans that mature in 2024 and short-term obligations under related party loans (see note 9 for further details).

The Company issued equity in shares in exchange for the partial acquisition of Smart NX in 2023.

On December 31, 2024 and 2023, the Company had cash and cash equivalents, including short-term investments, of R$18.0 million and R$11.4 million, respectively.

As explained above, net loss has consistently and significantly decreased year-over-year, with 2023 seeing an increase in net loss due to onetime IPO Listing Expenses, demonstrating the Company’s improved operating performance.

In addition to the above factors, the Company’s debt obligations have also improved. As discussed in note 26-Subsequent Events, in January 2025, the Company has raised US$14.875 million gross before expenses and taxes, which combined with the visible operational improvement highlighted above, we believe this leaves the Company in a more comfortable cash position relative to its obligations. With the capital raise, the Company has already guaranteed its obligations for the next 12 months as it has entered into an extension agreement for the deferred and contingent obligations.

It is very important to emphasize that today the Company is already generating enough cash to fulfill its operating obligations and the organic growth of its portfolio companies with an operating profit, but it is still not generating enough cash to pay the debt obligations of the acquisitions made.

Therefore, it is still necessary to raise funds through equity, as was done in January 2025, to balance the Company’s capital structure and to seek better lines of credit with lower interest rates to improve costs and cash generation.

The Company’s business model is based on raising capital through equity and debt until our various portfolio companies generate enough cash for the Company to fulfill the obligations assumed in past acquisitions and still have free cash flow to make new acquisitions and not be solely dependent on raising capital.

The Company now has a larger institutional invest base which makes it more accessible to seek and find the funding necessary to continue the Company’s expansion.

The Company has determined that these factors raise significant doubt about its ability to continue as a going concern.

As further discussed at note 15, the debenture holders have subsequently granted the Company’s request to waive the 2024 covenant violations.

Additionally, as further discussed at notes 5 and 6, the Company has and continues to take additional steps to preserve liquidity and manage cash flows by amending the terms of amounts payable or contingently payable under the purchase and sale agreements with sellers for all of its acquisitions. These amendments have included extension and/or further deferral of payment installments, as well as modification of the terms to contemplate a portion of the amounts due to be payable in shares of Nvni Group Limited, as applicable (see also note 5). Nuvini S.A. cannot extend or revise the terms of the deferred and contingent consideration, Nuvini S.A. would raise debt to satisfy any deferred and contingent consideration obligations.

As discussed in note 26, the Company entered into a Private Placement transaction with certain institutional investors for aggregate gross proceeds of US$12.0 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement.

While the Company continues to seek other alternative capital and financing sources and implement steps to preserve liquidity and manage cash flows, there can be no assurance that these or additional capital and financing resources, continued waivers of covenant violations under the debentures agreement, or further extensions or modifications of payment terms of seller acquisition financing will be available to the Company on commercially acceptable terms, or at all. If the Company raises funds to pay any of its obligations by issuing additional equity securities, dilution to stockholders may result. The terms of debt securities or borrowings could impose significant additional restrictions on operations.

If the Company is unable to obtain adequate capital resources to fund the debt incurred from past acquisitions, the terms will have to be renegotiated and there will be a delay in the acquisition plan, postponing the acquisition of new companies but not causing losses or delays for the companies already in the portfolio, as they are financially and operationally self-sufficient, and the holding company uses the new capital raised to cover debenture and deferred and contingent obligations, which could have a material impact on its operations and limit its ability to fully execute its business acquisition strategy, which may directly and negatively affect its business, operating and financial results.